DESCRIPTION OF BUSINESS, HISTORY AND SUMMARY OF SIGNIFICANT POLICIES (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 1,683,481	$ 1,057,599	$ 2,786,604	$ 1,881,646	$ 4,177,584	$ 3,862,842	$ 22,638,122	$ 25,424,726
Development Stage Enterprise, Deficit Accumulated During Development Stage	25,440,353		25,440,353		22,658,478	18,485,711	22,658,478	25,440,353
Other Comprehensive Income (Loss), Net of Tax			$ 15,627		$ 20,356
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			59,379,025	54,343,555	63,053,055	42,218,154
Maximum [Member]
Property, Plant and Equipment, Useful Life			39 years		39 years
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years		3 years